Goodwill, Digital Asset, and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill, Digital Asset, and Intangible Assets
Schedule of intangible assets

		September 30,	December 31,
	Useful Lives	2022	2021
Patent application costs	3 Years	$311,049	$207,630
Trade name and trademarks	3 Years	62,350	86,999
Intangible assets, gross		373,399	294,629
Less: Accumulated amortization		(163,028)	(92,822)
Intangible assets, net		$210,371	$201,807

		As of December 31,
	Useful Lives	2021	2020
Patent application costs	3 years	$207,630	$46,333
Trade name and trademarks	3 years	86,999	—
Intangible assets, gross		294,629	46,333
Less: Accumulated amortization		(92,822)	(23,951)
Intangible assets, net		$201,807	$22,382

Schedule of estimated future amortization expense of intangible assets

Future Intangible Asset Amortization Expense	Amount
Remainder of 2022	$29,098
2023	114,686
2024	57,028
2025	9,559
$210,371

Years Ending December 31,	Amount
2022	$90,138
2023	88,430
2024	23,239
$201,807